EQUITY - Schedule of Units (Details) - shares		1 Months Ended	12 Months Ended
	Sep. 26, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Total
Opening balance			51,845,302	0
December 31, 2017		51,845,302	66,185,802	51,845,302
Total | Issued on spin-off
Issued (in shares)			0	33,845,302
Total | Issued for cash
Issued (in shares)			14,340,500	18,000,000
Brookfield Asset Management Inc.
Opening balance			4	0
Issued (in shares)	13,340,000	8,000,000
December 31, 2017		4	4	4
Brookfield Asset Management Inc. | Preferred shares
Opening balance			200,002
December 31, 2017		200,002	200,002	200,002
Brookfield Asset Management Inc. | Issued on spin-off
Issued (in shares)			0	4
Brookfield Asset Management Inc. | Issued on spin-off | Preferred shares
Opening balance			200,002	0
Issued (in shares)			0	200,002
December 31, 2017		200,002		200,002
Brookfield Asset Management Inc. | Issued for cash
Issued (in shares)			0	0
Limited Partners
Opening balance			51,845,298	0
December 31, 2017		51,845,298	66,185,798	51,845,298
Limited Partners | Issued on spin-off
Issued (in shares)			0	33,845,298
Limited Partners | Issued for cash
Issued (in shares)			14,340,500	18,000,000
Special Limited Partners
Opening balance			4
December 31, 2017		4	4	4
Special Limited Partners | Issued on spin-off
Opening balance			4	0
Issued (in shares)			0	4
December 31, 2017		4		4
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Opening balance			56,150,497	0
December 31, 2017		56,150,497	63,095,497	56,150,497
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc. | Issued on spin-off
Issued (in shares)			0	48,150,497
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc. | Issued for cash
Issued (in shares)			6,945,000	8,000,000